Fair Value Measurements (Details) (Recurring [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Level 1 [Member]
Assets
Cash and cash equivalents	$ 725	$ 347
Total Assets	725	347
Level 2 [Member]
Assets
Derivatives (foreign currency forwards contracts)	10	22
Total Assets	10	22
Liabilities
Derivatives (foreign currency forwards contracts)	9	5
Level 3 [Member]
Assets
Cash and cash equivalents
Derivatives (foreign currency forwards contracts)
Total Assets
Liabilities
Derivatives (foreign currency forwards contracts)